Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

(dollar and share amounts in thousands, except per share data or as otherwise disclosed)

	Accounts Receivable Allowances	Valuation Allowances on Net Deferred Tax Assets
Balance as of September 30, 2022	$16,627	$56,868
Charged to costs and expenses	6,876	7,144
Charged to other accounts	(937)	7,449(1)
Deductions	(2,765)(3)	(5,296)(2)
Balance as of September 30, 2023	19,801	66,165
Charged to costs and expenses	23,698	10,668
Charged to other accounts	(396)	-
Deductions	(10,465)(5)	(15,320)(4)
Balance as of September 30, 2024	32,638	61,513
Charged to costs and expenses	14,363	2,861
Charged to other accounts	(82)	1,699(1)
Deductions	(20,750)(7)	(2,860)(6)
Balance as of September 30, 2025	$26,169	$63,213

(1)
Includes valuation allowances on deferred tax assets incurred in connection with an acquisition.
(2)
$1,176 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(3)
$2,126 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
(4)
$6,034 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(5)
$4,930 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
(6)
$1,703 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
(7)
$13,117 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.